                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment: [ ]; Amendment Number:
                                                -------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PAR Capital Management, Inc.
Address:   One International Place
           Suite 2401
           Boston, Massachusetts 02110

Form 13F File Number: 28-
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina DiMento
Title:   Vice President
Phone:   617-526-8990

Signature, Place, and Date of Signing:


Gina DiMento                            Boston, MA      5/15/07
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-
    ----------------   ----------------------------------------

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:   $1,298,817
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

     ---   --------------------   ----------------------------------------------

                           FORM 13F INFORMATION TABLE

As of March 31, 2007

Name of Reporting Manager: PAR CAPITAL MANAGEMENT, INC.

COLUMN 1                  COLUMN 2        COLUMN 3      COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                          TITLE OF                        VALUE         SHRS OR    SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS           CUSIP       [x$1000]        PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd -SPON ADR         Common          000375204     3,462,629.00    201,550.00 SHR   X                        201550
Activision Inc.           Common          004930202       947,000.00     50,000.00 SHR   X                         50000
Allegiant Travel Company  Common          01748X102    49,612,500.00  1,750,000.00 SHR   X                       1750000
AmDocs Limited            Common          G02602103     1,824,000.00     50,000.00 SHR   X                         50000
Aware, Inc. MASS          Common          05453N100       353,449.00     57,100.00 SHR   X                         57100
Ballantyne of Omaha Inc   Common          058516105     2,449,055.70    480,207.00 SHR   X                        480207
Bally Technologies Inc    Common          05874B107    25,591,374.00  1,085,300.00 SHR   X                       1085300
Bankrate Inc.             Common          06646V108     4,593,463.52    130,348.00 SHR   X                        130348
Bank of America Corp      Common          060505104    10,204,000.00    200,000.00 SHR   X                        200000
Bearingpoint, Inc.        Common          074002106     5,189,650.00    677,500.00 SHR   X                        677500
Bluefly Inc               Common          096227103     1,138,300.80  1,084,096.00 SHR   X                       1084096
Boyd Gaming Corporation   Common          103304101     1,986,588.00     41,700.00 SHR   X                         41700
CKE Restaurants           Common          12561E105     9,430,000.00    500,000.00 SHR   X                        500000
Cablevision Systems Corp  Class A Common  12686C109    12,028,979.00    395,300.00 SHR   X                        395300
Centillium Comm Inc.      Common          152319109       598,435.20    311,685.00 SHR   X                        311685
Charles Schwab
   Corporation            Common          808513105     1,829,000.00    100,000.00 SHR   X                        100000
Charter Communications    Class A Common  16117M107     6,975,000.00  2,500,000.00 SHR   X                       2500000
Citigroup Inc.            Common          172967101     2,156,280.00     42,000.00 SHR   X                         42000
Cogent Communications     Common          19239V302     1,909,965.64     80,828.00 SHR   X                         80828
Community Health Systems  Common          203668108    28,200,000.00    800,000.00 SHR   X                        800000
Conagra Inc.              Common          205887102     3,487,400.00    140,000.00 SHR   X                        140000
Conexant Systems Inc      Common          207142100     4,606,745.55  2,791,967.00 SHR   X                       2791967
Conocophillips            Common          20825C104     2,884,370.00     42,200.00 SHR   X                         42200
DDI Corp                  Common          233162502     1,943,380.80    284,120.00 SHR   X                        284120
DIVX, Inc.                Common          255413106     1,480,194.48     73,862.00 SHR   X                         73862
E TRADE Group Inc.        Common          269246104    18,037,000.00    850,000.00 SHR   X                        850000
Echostar Communications   Class A Common  278762109    23,886,500.00    550,000.00 SHR   X                        550000
Emrise Corporation        Common          29246J101     1,428,858.20  1,152,305.00 SHR   X                       1152305
EMAK Worldwide Inc        Common          26861V104       245,820.00     51,000.00 SHR   X                         51000
Espeed Inc.               Common          296643109     1,137,207.00    119,706.00 SHR   X                        119706
Expedia, Inc.             Common          30212P105     1,395,436.00     60,200.00 SHR   X                         60200
Federal Natl Mtg Assn     Common          313586109    13,645,000.00    250,000.00 SHR   X                        250000
Formfactor Inc.           Common          346375108    23,522,658.50    525,646.00 SHR   X                        525646
Foundation Coal Holdings
   Inc                    Common          35039W100       971,822.00     28,300.00 SHR   X                         28300
Google Inc                Common          38259P508    68,724,000.00    150,000.00 SHR   X                        150000
I C Isaacs & Co Inc       Common          464192103       676,807.50    330,150.00 SHR   X                        330150
Inplay Technologies, Inc. Common          45773L103       242,324.64    168,281.00 SHR   X                        168281
Intersil Corp             Class A Common  46069S109     2,649,000.00    100,000.00 SHR   X                        100000

Invacare Corp             Common          461203101     1,046,400.00     60,000.00 SHR   X                         60000
Jeffries Group Inc.       Common          472319102     1,737,000.00     60,000.00 SHR   X                         60000
JP Morgan Chase & Co.     Common          46625H100     2,902,800.00     60,000.00 SHR   X                         60000
Leadis Technology Inc.    Common          52171N103     2,152,224.00    538,056.00 SHR   X                        538056
Lodgenet Entertainment
   Corporation            Common          540211109    35,542,947.84  1,156,997.00 SHR   X                       1156997
LSB Industries Inc.       Common         5021060104     3,271,244.35    210,364.00 SHR   X                        210364
Marchex Inc.              Common          56624R108    16,891,234.52  1,102,561.00 SHR   X                       1102561
Marinemax Inc.            Common          567908108     2,318,000.00    100,000.00 SHR   X                        100000
Marvell Technology Group
   Ltd                    Common          G5876H105     5,043,000.00    300,000.00 SHR   X                        300000
Mediacom Communications
   Corp                   Class A Common  58446K105     3,898,246.00    478,900.00 SHR   X                        478900
Media Sciences Intl Inc   Common          58446X107       893,580.00    168,600.00 SHR   X                        168600
Mitsubishi UFJ Financial
   Group                  Common          606822104     4,931,880.00    438,000.00 SHR   X                        438000
Morgan Stanley            Common          617446448     4,001,008.00     50,800.00 SHR   X                         50800
Mosys Inc                 Common          619718109     2,627,520.00    312,800.00 SHR   X                        312800
Multimedia Games Inc.     Common          749938106    11,305,000.00    950,000.00 SHR   X                        950000
Nasdaq Stock Market Inc.  Common          631103108     4,411,500.00    150,000.00 SHR   X                        150000
Net.bank Inc.             Common          640933107       994,500.00    500,000.00 SHR   X                        500000
Nintendo Co. LTD ADR      Common          654445303     6,335,000.00    175,000.00 SHR   X                        175000
NMS Communications Corp   Common          629248105     1,819,686.88  1,021,722.00 SHR   X                       1021722
Ohio Art Co               Common          677143109       425,250.00     40,500.00 SHR   X                         40500
Opentv Corp               Class A Common  G67543101       165,375.00     67,500.00 SHR   X                         67500
Oracle Corp               Common          68389X105     5,167,050.00    285,000.00 SHR   X                        285000
Peets Coffee & Tea Inc.   Common          705560100     8,286,000.00    300,000.00 SHR   X                        300000
Penn National Gaming Inc. Common          707569109    74,650,716.00  1,759,800.00 SHR   X                       1759800
Planetout Inc.            Common          727058109     1,256,187.72    372,756.00 SHR   X                        372756
Priceline Inc.            Common          741503403   165,425,560.00  3,106,000.00 SHR   X                       3106000
Pure Cycle Corp New       Common          746228303    17,226,470.78  2,147,939.00 SHR   X                       2147939
Qualcomm Inc.             Common          747525103     5,729,238.00    134,300.00 SHR   X                        134300
Quepasa Corp              Common          74833W206     1,796,750.15    264,898.00 SHR   X                        264898
Republic Airways Holdings
   Inc.                   Common          760276105    30,157,592.64  1,313,484.00 SHR   X                       1313484
SLM Corporation           Common          78442P106     9,284,300.00    227,000.00 SHR   X                        227000
Solectron Corp            Common          852061100       102,060.00     32,400.00 SHR   X                         32400
Sprint Nextel Corporation Common          852061100     7,868,400.00    415,000.00 SHR   X                        415000
Stats Chippac LTD ADR     Common          85771T104     3,606,000.00    300,000.00 SHR   X                        300000
Supertex Inc.             Common          868532102     5,926,224.87    178,447.00 SHR   X                        178447
Symbion Inc.              Common          871507109     3,419,984.00    174,400.00 SHR   X                        174400
Tejas Incorporated        Common          879077105       669,570.00    202,900.00 SHR   X                        202900
Telular Corp              Common          87970T208     1,294,060.00    363,500.00 SHR   X                        363500
Tivo Inc.                 Common          888706108    25,400,000.00  4,000,000.00 SHR   X                       4000000
TOPPS Co Inc.             Common          890786106       534,600.00     55,000.00 SHR   X                         55000
Triad Hospital Inc.       Common          89579K109    37,990,975.00    727,100.00 SHR   X                        727100
Tucows Inc.               Common          898697107     1,420,796.13  1,633,099.00 SHR   X                       1633099
UnitedHealth Group, Inc.  Common          91324P102    60,915,500.00  1,150,000.00 SHR   X                       1150000
Universal Health
   Services, Inc.         Class B Common  913903100     1,259,720.00     22,000.00 SHR   X                         22000
US Airways Group          Common          90341W108   319,200,697.80  7,018,485.00 SHR   X                       7018485
Vaalco Energy Inc.        Common          91851C201     1,971,300.80    380,560.00 SHR   X                        380560

Vonage Holdings Corp      Common          92886T201    37,920,330.00 10,991,400.00 SHR   X                      10991400
Web.com                   Common          94732Q100     8,760,000.00  2,000,000.00 SHR   X                       2000000
Website Pros Inc          Common          94769V105     3,760,990.24    417,424.00 SHR   X                        417424
Webzen Inc.               Common ADR      94846M102     1,125,900.00    270,000.00 SHR   X                        270000
XL Capital Ltd            Class A Common  G98255105     2,532,552.00     36,200.00 SHR   X                         36200
                                                    ----------------
   Total Long Equities                              1,298,817,117.25
                                                    ================